Taxes - Schedule of Taxes Payable (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable		$ 255,932	$ 3,829,368
Additional consumption tax payable due to tax examination	[1]		5,475,313
Consumption tax payable and others		93,739	52,801
Total taxes payable		$ 349,671	$ 9,357,482

[1]	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $5,475,313 as of March 31, 2024. As disclosed in Note 6 (2), the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. The Company adjusted its additional consumption tax amount and resulted in a consumption tax receivable of $1,356,687 as of March 31, 2025.